UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-23318

Ecofin Tax-Advantaged Social Impact Fund, Inc.
(Exact Name of Registrant as specified in charter)

6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
Diane Bono
6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECOFIN TAX-ADVANTAGED SOCIAL IMPACT FUND, INC.

Date: August 31, 2021	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer